Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	Note	2018	2017	2016
Current tax
Current year		54	220	33
Adjustments to prior years		(36)	47	(46)
		18	267	(13)
Deferred tax	43
Origination/(reversal) of temporary differences		23	397	102
Changes in tax rates/bases		(30)	(550)	93
Changes in deferred tax assets as a result of recognition/write off of previously not recognized/recognized tax losses, tax credits and deductible temporary differences		(35)	(45)	(54)
Non-recognition of deferred tax assets		17	41	33
Adjustments to prior years		48	(45)	12
		22	(201)	185
Income tax for the period (income)/charge		40	65	172

Summary of Reconciliation Between Standard and Effective Income Tax

Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:	2018	2017	2016
Income before tax	751	2,534	610
Income tax calculated using weighted average applicable statutory tax rates	178	745	239

Difference due to the effects of:
Non-taxable income	(80)	(157)	(126)
Non-tax deductible expenses	28	28	21
Changes in tax rate/base	(30)	(550)	93
Different tax rates on overseas earnings	-	(1)	8
Tax credits	(68)	(67)	(41)
Other taxes	29	67	38
Adjustments to prior years	11	2	(34)
Origination and change in contingencies	2	9	8
Changes in deferred tax assets as a result of recognition/write off of previously not recognized/recognized tax losses, tax credits and deductible temporary differences	(35)	(45)	(54)
Non-recognition of deferred tax assets	17	41	33
Tax effect of (profit)/losses from joint ventures and associates	(9)	(7)	(7)
Other	(3)	(1)	(6)
	(138)	(680)	(67)
Income tax for the period (income)/charge	40	65	172

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning

The following tables present income tax related to components of other comprehensive income and retained earnings.

		2018	2017	2016
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use		7	9	(3)
Remeasurements of defined benefit plans		(15)	(175)	89
		(8)	(166)	86
Items that may be reclassified subsequently to profit and loss:
Gains/losses on revaluation of available-for-sale investments		530	(134)	(187)
Gains/losses transferred to the income statement on disposal and impairment of available-for-sale investments		(17)	441	427
Changes in cash flow hedging reserve		1	567	24
Movement in foreign currency translation and net foreign investment hedging reserve		(20)	76	(39)
		493	951	225
Total income tax related to components of other comprehensive income		485	785	311

	Note	2018	2017	2016
Income tax related to equity instruments and other
Income tax related to equity instruments	33	38	44	44
Other		(12)	14	(3)
Total income tax recognized directly in retained earnings		26	58	41

Aegon N.V [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2018	2017
Current Tax

Current Tax	2	1

Income tax for the period (income)/charge	2	1

Reconciliation between standard and effective tax

Income before tax	(124)	(43)

Tax on income on Dutch corporate income tax rate	31	11

Differences due to the effect of:

Non deductible expenses	(5)	(11)

Adjustments prior year	(24)	-
Total	2	1